Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 0	$ 0
State	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred:
Federal	0	0
State	0	0
Deferred Income Tax Expense (Benefit)	0	0
Income tax expense	$ 0	$ 0